Other Assets	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Other Assets	OTHER ASSETS
The other assets are as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020

Building	$31,710	$30,602
Furniture, computer and office equipment	14,646	8,015
Right-of-use assets	28,269	6,018
Leasehold improvements	8,249	1,251
Property-related systems software	1,230	1,478
Vehicles	645	626
Other assets	$84,749	$47,990

(in thousands of U.S. dollars)
For the year ended December 31, 2021	Opening	Additions (dispositions) (1)	Depreciation expense	Translation adjustment	Ending

Building	$30,602	$1,527	$(541)	$122	$31,710
Furniture, computer and office equipment	8,015	10,579	(3,933)	(15)	14,646
Right-of-use assets (2)	6,018	25,836	(3,585)	—	28,269
Leasehold improvements	1,251	7,821	(823)	—	8,249
Property-related systems software	1,478	(119)	(129)	—	1,230
Vehicles	626	104	(85)	—	645
Other assets (3)	$47,990	$45,748	$(9,096)	$107	$84,749
(1) For the year ended December 31, 2021, additions are presented net of dispositions totaling $266.
(2) Right-of-use assets include leased space in office buildings with a carrying value of $23,643 and maintenance vehicles with a carrying value of $4,488. The remaining balance of right-of use assets relates to office equipment.
(3) On March 31, 2021, the Company sold an 80% interest in its U.S. multi-family rental portfolio, and as a result, $94 of other assets in relation to the U.S. multi-family rental portfolio were derecognized and corresponding depreciation expense of $6 (2020 - $22) was reclassified to net loss from discontinued operations for the year ended December 31, 2021 (Note 5).

(in thousands of U.S. dollars)
For the year ended December 31, 2020	Opening	Initial recognition for business combinations	Additions	Depreciation expense	Translation adjustment	Ending

Building	$24,987	$—	$5,462	$(539)	$692	$30,602
Furniture, computer and office equipment	4,272	2,795	4,072	(3,172)	48	8,015
Right-of-use assets (1)	987	5,379	1,966	(2,314)	—	6,018
Leasehold improvements	431	1,141	178	(499)	—	1,251
Property-related systems software	—	1,604	37	(163)	—	1,478
Vehicles	—	475	278	(127)	—	626
Other assets	$30,677	$11,394	$11,993	$(6,814)	$740	$47,990
(1) Right-of-use assets include leased space in office buildings with a carrying value of $3,862 and maintenance vehicles with a carrying value of $1,965. The remaining balance of right-of use assets relates to office equipment.

On May 1, 2021, the Company entered into an agreement to lease office space in Tustin, California for its own use as its property management headquarters. The lease agreement covers the entire office portion of the property (approximately 78,000 square feet) and has an initial term of 11.5 years with two five-year renewal options. The right-of-use asset and the corresponding lease obligation were initially recognized at $21,638 on May 1, 2021 (Note 27). During the year ended December 31, 2021, the Company incurred $7,821 of leasehold improvements in relation to the office in Tustin. The right-of-use asset and leasehold improvements are amortized over the life of the lease agreement of 11.5 years.
Depreciation expense for the year ended December 31, 2021 was $9,096 (2020 - $6,814).